Fair Value Measurements - Balances of Level 3 Assets and Liabilities Measured at Fair Value with Corresponding Price Sources (Details) - USD ($)		Jan. 01, 2023	Dec. 31, 2022		Jan. 01, 2022	Dec. 31, 2021		Jan. 01, 2021
Assets
Equity securities	[1]		$ 359,000,000			$ 257,000,000
Mortgage loans, at fair value under fair value option	[1]		582,000,000			0
Limited partnerships			14,000,000			18,000,000
Policy loans	[1]		4,376,000,000			4,474,000,000
Reinsurance recoverable on market risk benefits		$ 29,076,000,000	29,076,000,000	[1]	$ 32,877,000,000	32,877,000,000	[1]	$ 35,156,000,000
Market risk benefit - (assets)		4,865,000,000	4,865,000,000	[1]	1,664,000,000	1,664,000,000	[1]	690,000,000
Total			252,642,000,000			309,407,000,000
Liabilities
Funds withheld payable under reinsurance treaties	[1]		22,957,000,000			29,007,000,000
Market risk benefit - liabilities		$ 5,662,000,000	5,662,000,000	[1]	$ 8,033,000,000	8,033,000,000	[1]	$ 10,690,000,000
Total			9,286,000,000			13,278,000,000
Freestanding derivative instruments	[1]		2,065,000,000			41,000,000
Derivatives related to funds withheld under reinsurance treaties
Liabilities
Freestanding derivative instruments			19,000,000			126,000,000
Derivatives related to funds withheld under reinsurance treaties | Funds withheld embedded derivative
Liabilities
Freestanding derivative instruments			0			120,000,000
Level 3
Assets
Equity securities			1,000,000			2,000,000
Mortgage loans, at fair value under fair value option			582,000,000
Limited partnerships			14,000,000			1,000,000
Policy loans			3,419,000,000			3,467,000,000
Reinsurance recoverable on market risk benefits			221,000,000			383,000,000
Market risk benefit - (assets)			4,865,000,000			1,664,000,000
Total			9,102,000,000			5,517,000,000
Liabilities
Funds withheld payable under reinsurance treaties			424,000,000			3,759,000,000
Market risk benefit - liabilities			5,662,000,000			8,033,000,000
Total			6,086,000,000			11,792,000,000
Freestanding derivative instruments			0			0
Level 3 | Internal
Assets
Equity securities			1,000,000			1,000,000
Mortgage loans, at fair value under fair value option			0
Limited partnerships			8,000,000			1,000,000
Policy loans			3,419,000,000			3,467,000,000
Reinsurance recoverable on market risk benefits			221,000,000			383,000,000
Market risk benefit - (assets)			4,865,000,000			1,664,000,000
Total			8,514,000,000			5,516,000,000
Liabilities
Funds withheld payable under reinsurance treaties			424,000,000			3,759,000,000
Market risk benefit - liabilities			5,662,000,000			8,033,000,000
Total			6,086,000,000			11,792,000,000
Level 3 | External
Assets
Equity securities			0			1,000,000
Mortgage loans, at fair value under fair value option			582,000,000
Limited partnerships			6,000,000			0
Policy loans			0			0
Reinsurance recoverable on market risk benefits			0			0
Market risk benefit - (assets)			0			0
Total			588,000,000			1,000,000
Liabilities
Funds withheld payable under reinsurance treaties			0			0
Market risk benefit - liabilities			0			0
Total			$ 0			$ 0

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.